Basis of preparation and significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Considerations to minimum cash guarantee, period	4 years
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about property, plant and equipment [line items]
Free cash flow interest in New Afton	46.00%		42.50%	46.00%
Plant and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	9 years
Mobile equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Mobile equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	7 years
Minera San Xavier S.A. de C.V.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%